Inventory	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Inventory	Note 7 - Inventory
	December 31
	2017	2016
	USD thousands	USD thousands
Raw materials and spare parts	3,199	1,634
Work in progress	187	232
Finished goods	4,478	2,849

	7,864	4,715